INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Net revenue	$ 1,739	$ 1,852	$ 4,920	$ 5,538
Cost of revenue	1,325	1,323	3,718	3,962
Gross profit	414	529	1,202	1,576
Research and development expense	130	108	375	323
Selling, general and administrative expense and other	98	143	334	386
Restructuring charges	1	17	6	41
Operating expense	229	268	715	750
Income from operations	185	261	487	826
Finance income (expense) net	15	3	41	4
Other income (expense), net	(5)	(21)	(11)	(45)
Income before income taxes	195	243	517	785
Income tax (expense) benefit	(17)	6	(50)	(45)
Net income	178	249	467	740
Attributable to:
Shareholders of GlobalFoundries Inc.	177	249	465	743
Non-controlling interest	1	0	2	(3)
Net income	$ 178	$ 249	$ 467	$ 740
Net earnings per share attributable to the equity holders of the Company:
Basic (in USD per share)	$ 0.32	$ 0.45	$ 0.84	$ 1.35
Diluted (in USD per share)	$ 0.32	$ 0.45	$ 0.83	$ 1.34
Weighted average common shares outstanding:
Basic (in shares)	552	553	554	552
Diluted (in shares)	555	556	557	556